Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

	As of December 31,
	2020	2021
Cost:
Office equipment	4,830	5,035
Leasehold improvements	1,842	2,542
Furniture and fixtures	1,094	1,327
Motor vehicles	13	13
Total cost	7,779	8,917
Less: Accumulated depreciation	(6,565)	(6,918)
Exchange differences	(101)	(68)
Property and equipment, net	1,113	1,931

Summary of Depreciation Expense Recognized

Depreciation expense recognized for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

	For the years ended December 31,

	2019	2020	2021
Cost of revenues	2	3	7
Research and development	49	80	152
Sales and marketing expenses	21	96	171
General and administrative expenses	262	202	318
Total	334	381	648